Long-Term Investments - Long-Term Investments (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Equity-method investments	$ 49	$ 45
Other long-term investments	12	12
Total	$ 61	$ 57